Other Income and Expenses (Details) - USD ($) $ in Millions				12 Months Ended
		Jul. 03, 2017	Feb. 23, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Gain on asset retirement	[1]			$ 21	$ 137
Gain on sale of Refinery Grade Propylene Splitter				1,095	0	$ 0
Regulatory Charges Resulting From Tax Reform				713	0	0
Debt Instrument, Unamortized Discount (Premium), Net		$ 3	$ 30	6	(107)
Unamortized Loan Commitment and Origination Fees and Unamortized Discounts or Premiums		51	53
Debt Instrument, Unamortized Premium		$ 54	$ 23
Atlantic Gulf [Member]
Segment Reporting Information [Line Items]
Litigation Settlement, Amount Awarded to Other Party					15
Other (income) expense - net [Member] | Atlantic Gulf [Member]
Segment Reporting Information [Line Items]
Amortization of regulatory assets associated with asset retirement obligations				33	33	33
Accrual of regulatory liability related to overcollection of certain employee expenses				22	25	20
Project development costs related to Constitution (see Note 3)				16	28	0
Gain on asset retirement				0	(11)	0
Other (income) expense - net [Member] | West [Member]
Segment Reporting Information [Line Items]
Gains on contract settlements and terminations				(15)	0	0
Other (income) expense - net [Member] | NGL And Petchem Services [Member]
Segment Reporting Information [Line Items]
Gain on sale of Refinery Grade Propylene Splitter				(12)	0	0
Net foreign currency exchange (gains) losses (1)	[2]			0	10	(10)
Selling, general, and administrative expenses [Member] | West [Member] | Acquisition and Merger [Member]
Segment Reporting Information [Line Items]
Business combination, acquisition related costs						26
Operating and maintenance expenses [Member] | West [Member] | Transition costs [Member]
Segment Reporting Information [Line Items]
Business combination, integration related costs						12
Service revenues [Member] | West [Member]
Segment Reporting Information [Line Items]
Minimum volume commitment fees				66	58	239
Deferred Revenue, Revenue Recognized					173
Selling, general, and administrative expenses and Operating and maintenance expenses [Member] | Northeast G&P [Member]
Segment Reporting Information [Line Items]
Severance and other related costs				0	3
Selling, general, and administrative expenses and Operating and maintenance expenses [Member] | Atlantic Gulf [Member]
Segment Reporting Information [Line Items]
Severance and other related costs				0	8
Selling, general, and administrative expenses and Operating and maintenance expenses [Member] | West [Member]
Segment Reporting Information [Line Items]
Severance and other related costs				0	13
Selling, general, and administrative expenses and Operating and maintenance expenses [Member] | NGL And Petchem Services [Member]
Segment Reporting Information [Line Items]
Severance and other related costs				0	4
Selling, general, and administrative expenses and Operating and maintenance expenses [Member] | Other [Member]
Segment Reporting Information [Line Items]
Severance and other related costs				22	9
Other income (expense) - net [Member]
Segment Reporting Information [Line Items]
Regulatory Charges Resulting From Tax Reform				39
Other income (expense) - net [Member] | Atlantic Gulf [Member]
Segment Reporting Information [Line Items]
Allowance for funds used during construction, capitalized cost of equity				70	65	76
Regulatory Charges Resulting From Tax Reform				33
Other income (expense) - net [Member] | West [Member]
Segment Reporting Information [Line Items]
Regulatory Charges Resulting From Tax Reform				6
Disposal Group, Not Discontinued Operations [Member] | Canadian Operations [Member] | Other (income) expense - net [Member] | NGL And Petchem Services [Member]
Segment Reporting Information [Line Items]
Loss on sale of Canadian operations (see Note 2)				$ 4	$ 34	$ 0
Williams Partners L.P. [Member] | 6.125% Senior Unsecured Notes due 2022 [Member]
Segment Reporting Information [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			6.125%
Extinguishment of Debt, Amount			$ 750
Williams Partners L.P. [Member] | 4.875% Senior Unsecured Notes due 2023 [Member]
Segment Reporting Information [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		4.875%
Extinguishment of Debt, Amount		$ 1,400

[1]	(2)Several factors are considered in the annual review process, including inflation rates, current estimates for removal cost, market risk premiums, discount rates, and the estimated remaining useful life of the assets. The 2017 revisions reflect changes in removal cost estimates and decreases in the estimated remaining useful life of certain assets and discount rates used in the annual review process. The 2016 revisions reflect changes in removal cost estimates, increases in the estimated remaining useful life of certain assets, and decreases in the inflation rate and discount rates used in the annual review process.
[2]	Primarily relates to gains and losses incurred on foreign currency transactions and the remeasurement of U.S. dollar-denominated current assets and liabilities within our former Canadian operations (see Note 2 – Acquisitions and Divestitures).